Segment Reporting, Information About Reportable Segments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	2
REVENUES:
Time charter revenues	$ 80,415	$ 86,127	$ 82,949
Total revenues	80,415
EXPENSES:
Voyage expenses	2,501	2,008	1,609
Operating lease expenses	10,301	10,869	10,840
Other vessel operating expenses	18,395
Vessel depreciation	12,271	13,336	14,349
Management fees-related parties-direct	1,912
Operating income	26,280	27,904	28,727
General and administrative expenses	(7,617)	(7,506)	(6,697)
Interest and finance costs	(23,406)	(23,496)	(22,989)
Interest income	385	467	346
Equity losses in unconsolidated joint ventures	(173)	159	(18)
Net income	3,086	5,034	6,066
Nonrelated Party [Member]
REVENUES:
Time charter revenues	71,472
Related Party [Member]
REVENUES:
Time charter revenues	8,943	8,967	8,943
EXPENSES:
Voyage expenses	1,015	1,040	1,037
General and administrative expenses	(6,360)	(6,360)	(5,360)
Interest income	277	0	0
Time Charter [Member] | Nonrelated Party [Member]
REVENUES:
Time charter revenues	67,121	77,160	74,006
Time Charter [Member] | Related Party [Member]
REVENUES:
Time charter revenues	8,943	8,967	8,943
Megayacht Chartering [Member]
REVENUES:
Time charter revenues	4,351	$ 0	$ 0
Operating Segment [Member]
EXPENSES:
Operating income	35,035
Operating Segment [Member] | Tanker Segment [Member]
REVENUES:
Total revenues	76,064
EXPENSES:
Voyage expenses	1,594
Operating lease expenses	10,301
Other vessel operating expenses	17,082
Vessel depreciation	11,586
Management fees-related parties-direct	1,734
Operating income	33,767
Operating Segment [Member] | Tanker Segment [Member] | Nonrelated Party [Member]
REVENUES:
Time charter revenues	67,121
Operating Segment [Member] | Tanker Segment [Member] | Related Party [Member]
REVENUES:
Time charter revenues	8,943
Operating Segment [Member] | Megayacht Segment [Member]
REVENUES:
Total revenues	4,351
EXPENSES:
Voyage expenses	907
Operating lease expenses	0
Other vessel operating expenses	1,313
Vessel depreciation	685
Management fees-related parties-direct	178
Operating income	1,268
Operating Segment [Member] | Megayacht Segment [Member] | Nonrelated Party [Member]
REVENUES:
Time charter revenues	4,351
Operating Segment [Member] | Megayacht Segment [Member] | Related Party [Member]
REVENUES:
Time charter revenues	0
Reconciling Item [Member]
EXPENSES:
General and administrative expenses	(7,617)
Management fees-related parties-overhead costs	(1,138)
Interest and finance costs	(23,406)
Interest income	385
Equity losses in unconsolidated joint ventures	(173)
Net income	$ 3,086